INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of the statutory income tax rate and the effective income tax rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	0.00%	(1.65%)	0.00%
Effective rate	0.00%	0.00%	0.00%	(1.65%)	0.00%
UK
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	19.00%	19.00%	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss	(19.00%)	(19.00%)	(19.00%)	(19.00%)	(19.00%)
Effect of valuation and deferred tax adjustments	0.00%	0.00%	0.00%	0.00%	(1.65%)
Effective rate	0.00%	0.00%	0.00%	0.00%	(1.65%)
Hong Kong | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss	(16.50%)	(16.50%)	(16.50%)	(16.50%)	(16.50%)
PRC | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss	(25.00%)	(25.00%)	(25.00%)	(25.00%)	(25.00%)